COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Commitments

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$1,192,656	$1,745,209	$283,154	$66,891	$3,287,910